Share issuances and warrants (Tables)	9 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of outstanding warrants

The following table summarizes the continuity of the Company’s warrants. Note all pre-merger warrants listed below have been presented to reflect the legal acquirer’s capital structure:

	Warrants #	Weighted average price $
Warrants Outstanding on September 30, 2023	-	-
Issued	232,438	2.02
Exercised	-	-
Expired	-	-
Warrants Outstanding on September 30, 2024	232,438	$2.02
Issued	3,006,077	2.08
Exercised	(127,538)	1.99
Expired	(404,279)	1.98
Assumed in Merger	368,345	109.50
Warrants Outstanding on June 30, 2025	3,075,042	$14.94